INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - CAD ($) $ in Thousands	Share capital and premium [Member]	Capital reserve from share-based payment transactions [Member]	Conversion feature related to convertible debt [Member]	Capital reserve from translation difference of foreign operations [Member]	Capital reserve from transaction with non-controlling interests [Member]	Capital reserve from transaction with controlling shareholder [Member]	Accumulated deficit [Member]	Equity attributable to owners of parent [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2023	$ 253,882	$ 9,637	$ 0	$ 95			$ (249,145)	$ 14,469	$ (769)	$ 13,700
Net income (Loss)	0	0	0	0			(8,652)	(8,652)	(824)	(9,476)	[1]
Total other comprehensive income (loss)	0	0	0	1,484			67	1,551	7	1,558	[1]
Total comprehensive income (loss)	0	0	0	1,484			(8,585)	(7,101)	(817)	(7,918)	[1]
Other comprehensive income Classification	0	0	0	0			(748)	(748)	0	(748)
Net proceeds of convertible debt allocated to conversion option			327	0				327		327
Share-based compensation	0	120	0	0			0	120	0	120
Forfeited options	84	(84)	0	0			0	0	0	0
Balance at Jun. 30, 2024	253,966	9,673	327	1,579			(258,478)	7,067	(1,586)	5,481
Balance at Dec. 31, 2024	265,000	150	297	(1,265)	$ 0	$ 0	(258,939)	5,243	(2,097)	3,146
Net income (Loss)	0	0	0	0	0	0	(34)	(34)	15	(19)
Total other comprehensive income (loss)	0	0	0	(1,542)	0	0	48	(1,494)	63	(1,431)
Total comprehensive income (loss)	0	0	0	(1,542)	0	0	14	(1,528)	78	(1,450)
Recognition of capital contribution from a controlling shareholder	0	0	0	0	0	33	0	33	0	33
Common shares issued upon exercise of pre-funded warrants	372	0	0	0	0	0	0	372	0	372
Expiration of conversion feature related to convertible debentures	297	0	(297)	0	0	0	0	0	0	0
Recognition of conversion feature related to convertible debentures	0	0	363	0	0	0	0	363	0	363
Common shares issued upon partial conversion of convertible debentures	1,651	0	(256)	0	0	0	0	1,395	0	1,395	[2]
Common shares issued as consideration upon acquisition on non-controlling interest	314	0	0	0	(2,872)	0	0	(2,558)	2,558	0
Common shares issued upon debt settlement	190	0	0	0	0	0	0	190	0	190
Share-based compensation	0	12		0			0	12	0	12
Balance at Jun. 30, 2025	$ 267,824	$ 162	$ 107	$ (2,807)	$ (2,872)	$ 33	$ (258,925)	$ 3,522	$ 539	$ 4,061

[1]	Loss per share includes the effect of Reverse Share Split (see also Note 5A below).
[2]	During the period commencing May 26, 2025 through June 30, 2025, total debentures at carrying amount of approximately $1,395 have been converted into 625,461 common shares of the Company.